EXPLORATION AND EVALUATION EXPENSES (Details) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Disclosure of attribution of expenses by nature to their function
Exploration and evaluation expenses	$ 8,362	$ 10,340
Exploration and evaluation expenses
Disclosure of attribution of expenses by nature to their function
Wages and benefits	3,637	2,294
Share-based compensation	452	594
Engineering	1,856	3,964
Professional fees	190	506
Materials, consumables, and supplies	1,330	1,447
Subcontracting	1,454	1,706
Geology and drilling	143	389
Utilities	349	388
Amortization	217	320
Other	213	265
Grants	(36)	(164)
Tax credits	(1,443)	(1,369)
Exploration and evaluation expenses	8,362	10,340
Wages and subsidies net of grant	$ 473	$ 892